Expense Example, No Redemption - PIMCO All Asset All Authority Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	764	1,213	1,687	2,991	301	925	1,575	3,316